Stockholders' Equity - Schedule of Stock Warrant Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Stock Warrant Activity [Line Items]
Outstanding, Warrants | shares	10,330,000
Outstanding, Weighted- Average Exercise Price Per Share | $ / shares	$ 10.25
Granted, Warrants | shares
Granted, Weighted- Average Exercise Price Per Share | $ / shares
Exercised, Warrants | shares
Exercised, Weighted- Average Exercise Price Per Share | $ / shares
Cancelled, Warrants | shares
Cancelled, Weighted- Average Exercise Price Per Share | $ / shares
Expired, | shares
Expired, Weighted- Average Exercise Price Per Share | $ / shares
Outstanding and expected to vest, Warrants | shares	10,330,000
Outstanding and expected to vest, Weighted- Average Exercise Price Per Share | $ / shares	$ 10.25